FIRST EAGLE FUNDS

First Eagle Short Duration High Yield Municipal Fund

1345 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10105

(800) 334-2143

SUPPLEMENT DATED MAY 1, 2024

TO PROSPECTUS DATED MARCH 1, 2024, AS SUPPLEMENTED

This Supplement is intended to highlight certain changes to the Prospectus dated March 1, 2024. Please review these matters carefully.

Waiver of Management Fee for First Eagle Short Duration High Yield Municipal Fund (the “Fund”)

Effective May 1, 2024, First Eagle Investment Management, LLC (the “Adviser”) has agreed to waive the Fund’s management fees in full from May 1, 2024 through October 31, 2024, with the result that no management fees will be paid by the Fund during that period.

To reflect this waiver, the following change is being made to the Prospectus (effective May 1, 2024):

The following replaces the information with respect to the Fund under the heading “Fund Management—The Adviser” on page 188 of the Prospectus:

Management Fee
Short Duration High Yield Municipal Fund	0.45%******

******	The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.45% to 0.00%. Any waiver that is directly attributable to the management fee for the period from May 1, 2024 through October 31, 2024 will not be repaid to the Adviser. For the period when this management fee waiver is in effect, the limitation of the annual operating expenses of each class described above will be adjusted as well. During that period, this generally will result in the level of each such annual operating expenses limitation being further reduced by the amount of the management fee.

*         *         *         *

The information in this Supplement modifies the First Eagle Funds’ Prospectus dated March 1, 2024, as supplemented.  Except as noted above, no other provisions of the Prospectus are modified by this Supplement.

FIRST EAGLE FUNDS

First Eagle Short Duration High Yield Municipal Fund

1345 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10105

(800) 334-2143

SUPPLEMENT DATED MAY 1, 2024

TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2024

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated March 1, 2024. Please review these matters carefully.

Waiver of Management Fee for First Eagle Short Duration High Yield Municipal Fund (the “Fund”)

Effective May 1, 2024, First Eagle Investment Management, LLC (the “Adviser”) has agreed to waive the Fund’s management fees in full from May 1, 2024 through October 31, 2024, with the result that no management fees will be paid by the Fund during that period.

To reflect this waiver, various changes are being made to the Statement of Additional Information, as follows (all effective May 1, 2024):

The following replaces the information with respect to the Fund under the heading “INVESTMENT ADVISORY AND OTHER SERVICES—Payments to the Adviser” on page 69 of the Statement of Additional Information:

Short Duration High Yield Municipal Fund	0.45%***

*** The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.45% to 0.00%. Any waiver that is directly attributable to the management fee for the period from May 1, 2024 through October 31, 2024 will not be repaid to the Adviser. For the period when this management fee waiver is in effect, the limitation of the annual operating expenses of each class will be adjusted as well. During that period, this generally will result in the level of each such annual operating expenses limitation being further reduced by the amount of the management fee.

The following replaces the information with respect to the Fund under the heading “INVESTMENT ADVISORY AND OTHER SERVICES—Contractual Expense Limitations” on page 72 of the Statement of Additional Information:

Fund	Class	Limitation Period	Expense Limitation
Short Duration High Yield Municipal Fund**	A	February 28, 2025	0.85%
	I	February 28, 2025	0.60%
	R6	February 28, 2025	0.60%

**	The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.45% to 0.00%. Any waiver that is directly attributable to the management fee for the period from May 1, 2024 through October 31, 2024 will not be repaid to the Adviser. For the period when this management fee waiver is in effect, the limitation of the annual operating expenses of each class will be adjusted as well. During that period, this generally will result in the level of each such annual operating expenses limitation being further reduced by the amount of the management fee.

*         *         *         *

The information in this Supplement modifies the First Eagle Funds’ Statement of Additional Information dated March 1, 2024. Except as noted above, no other provisions of the Statement of Additional Information are modified by this Supplement.

2